UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07548

Morgan Stanley Global Dividend Growth Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	March 31, 2009

Date of reporting period:	March 31, 2009

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in
Morgan Stanley Global Dividend Growth Securities performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended March 31, 2009

Total Return for the 12 Months Ended March 31, 2009
Class A	Class B	Class C	Class I	MSCI World Index[1]	Lipper Global Large-Cap Value Funds Average[2]
–42.18%	–42.17%	–42.63%	–41.72%	–42.58%	–45.57%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the fiscal period ended March 31, 2009, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Currently, the Distributor has agreed to waive the 12b-1fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

Market Conditions

The 12-month period ended March 31, 2009 was an especially trying time for investors of all stripes. The rapid deterioration of investor confidence that followed the freezing of credit markets disrupted virtually every sector and geographical segment of the global stock and bond markets. Outside of cash and high-quality government bonds, investors had little respite from the period's extreme volatility. The second half of 2008 was characterized by a series of bank failures, bailouts and forced consolidations in the western world. Credit markets seized in response, initiating a precipitous downward spiral in global market and economic conditions. Governments and central banks worldwide acted in a concerted effort to contain the crisis but for the most part these measures continued to be overshadowed by bad news on the economic front. By the end of 2008, several major economies had fallen into recession, including those of the eurozone, U.K., U.S. and Japan.

In 2009, however, the performance of individual markets began to diverge in a marked change from the lock-step downturn of 2008. While a few markets were up in the first quarter, others exhibited a less pronounced decline, as investors' hopes were bolstered by new recovery plans announced by the U.S. Federal Reserve and the U.S. Treasury. However, longer-term outlooks for the economy and corporate earnings still called for challenging conditions in the remainder of 2009 and a potentially protracted recovery period.

Performance Analysis

Class A, Class B and Class I shares of Morgan Stanley Global Dividend Growth Securities outperformed and Class C shares underperformed the MSCI World Index (the "Index") while all share classes outperformed the

Lipper Global Large-Cap Value Funds Average for the 12 months ended March 31, 2009, assuming no deduction of applicable sales charges.

Positive relative performance was gained from the defensive positioning of the portfolio. Key overweight positions in the health care, telecommunications services and consumer staples sectors were all additive to relative returns during the period. In addition, the Fund maintained an underweight position in the financials sector which was also highly beneficial for performance, particularly in the second half of the period as the sector led equity markets lower amid concerns about the ongoing viability of both Citigroup and AIG in the U.S. In Europe, banks were under pressure, given their large exposures to the deteriorating Eastern European region where credit flows are now falling. In the U.K. banking sector, Royal Bank of Scotland received a further equity injection from the U.K. Treasury.

Conversely, the portfolio lagged on a relative basis in the consumer discretionary sector, where media and autos stocks both underperformed the Index in a deteriorating environment for cyclical stocks (or those with greater economic sensitivity). Elsewhere, while the overweight position in consumer staples was beneficial for performance, weak stock selection offset the benefits, as food producers and retailers came under pressure during the year.

Toward the end of 2008, the portfolio was realigned. As of the end of the period, the Fund was significantly overweight in the telecommunications services sector. The majority of this overweight was concentrated in European telecom stocks, which we believed were attractive investments on a dividend yield as well as valuation basis. Furthermore, while this positioning will not outperform in a short cyclical-led rally like that we saw in March, we believe the dividend yields offered by the Fund's holdings may remain far more resilient than other sectors during periods of economic weakness, offering the potential for attractive long-term return with lower volatility.

The Fund was also overweight in the consumer staples sector at the close of the period. In addition to offering what we consider an attractive dividend yield, significant free cash flow generation and sustainable business franchises, our picks within this sector were also available at attractive valuations. Conversely, the Fund held a significant underweight in the financials sector, as we believe that the downside risks for stocks within the sector remains significant and the majority of stocks within this sector do not meet our dividend criteria. In our view, the enormous amount of leverage on the balance sheets of most financial stocks makes dividend sustainability highly unlikely. The portfolio was also underweight in other cyclical sectors including the information technology, materials and energy sectors.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 03/31/09
Philip Morris International Inc.	4.0%
Vodafone Group PLC	4.0
Reynolds American Inc.	3.8
Bristol-Myers Squibb Co.	3.5
Wolters Kluwer N.V.	3.2
Eni S.p.A	3.2
Telefonica S.A.	3.2
British American Tobacco PLC	3.0
Koninklijke (Royal) KPN N.V.	3.0
Verizon Communications, Inc.	3.0
TOP FIVE COUNTRIES as of 03/31/09
United States	26.1%
United Kingdom	17.3
Netherlands	11.6
France	9.0
Japan	8.7

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in dividend paying equity securities of companies located in various countries around the world. The Fund's "Sub-Adviser," Morgan Stanley Investment Management Limited, seeks investments primarily in common stocks (including depositary receipts) of companies with a record of paying dividends and potential for increasing dividends. The Fund invests in at least three separate countries. The percentage of the Fund's assets invested in particular geographic sectors will shift from time to time in accordance with the judgment of the Sub-Adviser. In addition, in selecting investments, the current portfolio management team employs a bottom-up investment approach that is value driven and emphasizes security selection on an individual company basis. The current portfolio management team selects securities of issuers from a broad range of countries, which may include emerging market countries. The team also seeks to identify securities of issuers that it believes are undervalued relative to their market values and other measurements of intrinsic worth, with an emphasis on company assets and cash flow. Securities which appear undervalued are then subjected to an in-depth fundamental analysis. Portfolio securities are typically sold when the portfolio management team assesses that a holding no longer satisfies some or all of its investment criteria.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment—Class B

Over 10 years

Average Annual Total Returns—Period Ended March 31, 2009
Symbol	Class A Shares* (since 07/28/97) GLBAX	Class B Shares** (since 06/30/93) GLBBX	Class C Shares† (since 07/28/97) GLBCX	Class I Shares†† (since 07/28/97) GLBDX
1 Year	(42.18)%[3] (45.21) [4]	(42.17)%[3] (44.95) [4]	(42.63)%[3] (43.19) [4]	(41.72)%[3] —
5 Years	(4.60) [3] (5.62) [4]	(4.68) [3] (4.97) [4]	(5.30) [3] (5.30) [4]	(4.28) [3] —
10 Years	(0.33) [3] (0.86) [4]	(0.75) [3] (0.75) [4]	(1.08) [3] (1.08) [4]	(0.05) [3] —
Since Inception	0.29 [3] (0.17) [4]	3.93 [3] 3.93 [4]	(0.46) [3] (0.46) [4]	0.57 [3] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. For periods greater than eight years, returns do not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" of the Prospectus for more information.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Index currently consists of 23 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Global Large-Cap Value Funds Average tracks the performance of all funds in the Lipper Global Large-Cap Value Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. The Fund was in the Lipper Global Large-Cap Value Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on March 31, 2009.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/08 – 03/31/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	10/01/08	03/31/09	10/01/08 – 03/31/09
Class A
Actual (–29.90% return)	$1,000.00	$701.00	$5.73
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.20	$6.79
Class B
Actual (–29.92% return)	$1,000.00	$700.80	$5.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.45	$6.54
Class C
Actual (–30.16% return)	$1,000.00	$698.40	$8.85
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.51	$10.50
Class I
Actual (–29.44% return)	$1,000.00	$705.60	$4.68
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.45	$5.54

  @  Expenses are equal to the Fund's annualized expense ratios of 1.35%, 1.30%, 2.09% and 1.10% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

    Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  ■  March 31, 2009

NUMBER OF SHARES		VALUE
	Common Stocks (96.8%)
	Austria (a) (0.8%)
	Major Telecommunications
197,130	Telekom Austria AG	$2,979,056
	Finland (a) (2.6%)
	Major Telecommunications
241,576	Elisa Oyj (b)	3,516,673
	Pharmaceuticals: Other
231,605	Orion Oyj (Class B) (b)	3,350,936
	Telecommunication Equipment
177,113	Nokia Oyj	2,073,508
	Trucks/Construction/Farm Machinery
58,037	KCI Konecranes Oyj	969,194
	Total Finland	9,910,311
	France (a) (9.0%)
	Electrical Products
220,536	Legrand S.A. (b)	3,836,841
	Gas Distributors
166,170	GDF Suez (b)	5,713,310
	Integrated Oil
127,198	Total S.A. (b)	6,308,511
	Major Telecommunications
487,330	France Telecom S.A. (b)	11,082,385
	Metal Fabrications
37,472	Vallourec S.A.	3,473,887
	Office Equipment/Supplies
54,245	Neopost S.A.	4,203,428
	Total France	34,618,362
	Germany (a) (5.2%)
	Aerospace & Defense
159,200	MTU Aero Engines Holding AG	3,733,489
	Chemicals: Specialty
506,773	Symrise AG (b)	6,008,069

NUMBER OF SHARES		VALUE
	Electric Utilities
194,489	E.ON AG (b)	$5,413,676
70,817	RWE AG	4,978,834
		10,392,510
	Total Germany	20,134,068
	Greece (a) (2.2%)
	Casino/Gaming
320,610	OPAP SA	8,472,409
	Ireland (a) (1.6%)
	Industrial Conglomerates
401,623	DCC PLC	6,084,900
	Italy (a) (3.2%)
	Integrated Oil
636,186	Eni S.p.A. (b)	12,248,809
	Japan (a) (8.7%)
	Electronic Components
285,912	Hoya Corp.	5,659,598
78,800	TDK Corp. (b)	2,975,179
		8,634,777
	Industrial Machinery
363,000	Amada Co., Ltd.	1,913,103
942,500	Daifuku Co., Ltd. (b)	5,111,034
436,100	Mori Seiki Co., Ltd. (b)	3,980,248
		11,004,385
	Pharmaceuticals: Other
132,500	Ono Pharmaceutical Co., Ltd. (b)	5,805,967
	Recreational Products
13,206	Nintendo Co., Ltd.	3,873,781
	Regional Banks
268,600	Tokyo Tomin Bank, Ltd. (The) (b)	4,146,346
	Total Japan	33,465,256
	Netherlands (a) (11.6%)
	Agricultural Commodities/Milling
175,595	Nutreco Holding NV (b)	6,300,263

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  ■  March 31, 2009 continued

NUMBER OF SHARES		VALUE
	Food: Major Diversified
273,127	Unilever N.V. (Share Certificates)	$5,399,551
	Major Telecommunications
857,772	Koninklijke (Royal) KPN N.V.	11,471,268
	Publishing: Books/Magazines
849,833	Reed Elsevier N.V.	9,088,055
757,870	Wolters Kluwer N.V.	12,304,056
		21,392,111
	Total Netherlands	44,563,193
	Norway (a) (0.5%)
	Publishing: Newspapers
340,450	Schibsted ASA (b)	1,990,262
	Singapore (a) (1.9%)
	Air Freight/Couriers
7,152,000	Singapore Post Ltd.	3,644,658
	Other Transportation
3,909,000	ComfortDelGro Corp., Ltd.	3,497,799
	Total Singapore	7,142,457
	Spain (a) (3.2%)
	Major Telecommunications
612,496	Telefonica S.A.	12,232,812
	Switzerland (a) (2.0%)
	Pharmaceuticals: Major
203,357	Novartis AG (Registered Shares)	7,675,466
	Taiwan (0.9%)
	Major Telecommunications
199,896	Chunghwa Telecom Co., Ltd. (ADR)	3,644,103
	United Kingdom (a) (17.3%)
	Aerospace & Defense
919,404	Meggitt PLC	1,691,434
	Beverages: Alcoholic
311,000	Diageo PLC	3,511,636

NUMBER OF SHARES		VALUE
	Beverages: Non-Alcoholic
1,734,002	Britvic PLC	$5,625,589
	Electric Utilities
384,977	Scottish & Southern Energy PLC	6,114,098
	Integrated Oil
1,131,862	BP PLC	7,574,941
343,954	Royal Dutch Shell PLC (A Shares)	7,733,983
		15,308,924
	Pharmaceuticals: Major
463,724	GlaxoSmithKline PLC	7,220,430
	Tobacco
496,355	British American Tobacco PLC	11,493,100
	Wireless Telecommunications
8,864,589	Vodafone Group PLC	15,486,398
	Total United Kingdom	66,451,609
	United States (26.1%)
	Electric Utilities
134,166	Allete, Inc. (b)	3,580,890
221,728	Portland General Electric Co. (b)	3,900,195
		7,481,085
	Financial Publishing/Services
187,329	McGraw-Hill Companies, Inc. (The)	4,284,214
	Household/Personal Care
201,307	Kimberly-Clark Corp.	9,282,266
	Major Telecommunications
370,360	AT&T Inc.	9,333,072
378,188	Verizon Communications, Inc.	11,421,278
		20,754,350
	Pharmaceuticals: Major
621,513	Bristol-Myers Squibb Co.	13,623,565
178,671	Eli Lilly & Co.	5,969,398
334,934	Pfizer Inc.	4,561,801
		24,154,764

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  ■  March 31, 2009 continued

NUMBER OF SHARES		VALUE
	Real Estate Investment Trusts
173,003	Potlatch Corp. (b)	$4,011,940
	Tobacco
436,755	Philip Morris International Inc.	15,539,743
411,669	Reynolds American Inc. (b)	14,754,217
		30,293,960
	Total United States	100,262,579
	Total Common Stocks (Cost $379,908,203)	371,875,652
PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (17.1%)
	Securities held as Collateral on Loaned Securities Repurchase Agreements (3.3%)
$6,469	Banc of America Securities LLC (0.4125% dated 03/31/09, due 04/01/09; proceeds $6,469,347) fully collateralized by Commercial Paper at the date of this Portfolio of Investments as follows: Breeds Hill Capital Limited 1.10% due 04/09/09; valued at $6,599,156	6,469,273
1,152	Banc of America Securities LLC (0.25% dated 03/31/09, due 04/01/09; proceeds $1,152,390) fully collateralized by a U.S. Government Agency security at the date of this Portfolio of Investments as follows: Freddie Mac Giant 5.50%, due 06/01/38; valued at $1,170,351	1,152,382

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$2,554	Barclays Capital (0.7125% dated 03/31/09, due 04/01/09; proceeds $2,553,711) fully collateralized by common stock at the date of this Portfolio of Investments as follows: Expedia Inc., AnnTaylor Stores Corp., Plains Exploration and Production Co.; valued at $2,681,599	$2,553,660
2,554	Citigroup (0.7125% dated 03/25/09, due 04/01/09; proceeds $2,553,711) fully collateralized by Convertible Senior Debentures at the date of this Portfolio of Investments as follows: General Motors Corp. (Series C) 6.25%, due 01/01/49; valued at $2,681,553	2,553,660
	Total Repurchase Agreements (Cost $12,728,975)	12,728,975
NUMBER OF SHARES (000)
	Investment Company (c) (13.3%)
51,246	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $51,246,173)	51,246,173
	Total Securities Held as Collateral on Loaned Securities (Cost $63,975,148)	63,975,148

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  ■  March 31, 2009 continued

NUMBER OF SHARES (000)		VALUE
	Investment Company (c) (0.5%)
1,854	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,853,972)	$1,853,972
	Total Short-Term Investments (Cost $65,829,120)	65,829,120
Total Investments (Cost $445,737,323) (d)	113.9%	437,704,772
Liabilities in Excess of Other Assets	(13.9)	(53,579,863)
Net Assets	100.0%	$384,124,909

  ADR  American Depositary Receipt.

  (a)  Securities with a total market value of $267,968,970 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 9.

  (b)  All or a portion of this security was on loan as of March 31, 2009.

  (c)  See Note 4 to the financial statements regarding investments in Morgan Stanley Liquidity Funds - Money Market Portfolio - Institutional Class.

  (d)  The aggregate cost for federal income tax purposes is $447,814,457. The aggregate gross unrealized appreciation is $21,185,419 and the aggregate gross unrealized depreciation is $31,295,104, resulting in net unrealized depreciation of $10,109,685.

Forward Foreign Currency Contracts Open at March 31, 2009:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CHF	207,534		$180,700	04/01/2009	$(1,619)
EUR	2,120,231		$2,796,161	04/01/2009	(20,786)
EUR	210,769		$277,962	04/01/2009	(2,066)
GBP	1,024,538		$1,452,385	04/01/2009	(17,667)
NOK	338,763		$49,972	04/01/2009	(437)
SEK	5,310,353		$640,960	04/01/2009	(5,116)
	$12,942	SGD	19,672	04/01/2009	(8)
GBP	48,085		$68,627	04/02/2009	(367)
JPY	80,316,321		$816,721	04/02/2009	5,322
SGD	89,216		$58,656	04/02/2009	(2)
EUR	52,600,000		$69,032,240	04/27/2009	(847,662)
CHF	4,350,000	EUR	2,859,538	04/27/2009	(24,718)
EUR	8,700,000	CHF	13,310,374	04/27/2009	141,757
GBP	6,750,000	JPY	924,744,600	04/27/2009	(340,094)
Net Unrealized Depreciation					$(1,113,463)

Currency Abbreviations:

GBP   British Pound.

EUR   Euro Dollar.

JPY   Japanese Yen.

NOK   Norwegian Krone.

SGD   Singapore Dollar.

SEK   Swedish Krona.

CHF   Swiss Franc.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Summary of Investments  ■  March 31, 2009

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Major Telecommunications	$65,680,647	17.6%
Tobacco	41,787,060	11.2
Pharmaceuticals: Major	39,050,660	10.5
Integrated Oil	33,866,244	9.1
Electric Utilities	23,987,693	6.4
Publishing: Books/Magazines	21,392,111	5.7
Wireless Telecommunications	15,486,398	4.1
Industrial Machinery	11,004,385	3.0
Household/Personal Care	9,282,266	2.5
Pharmaceuticals: Other	9,156,903	2.5
Electronic Components	8,634,777	2.3
Casino/Gaming	8,472,409	2.3
Agricultural Commodities/ Milling	6,300,263	1.7
Industrial Conglomerates	6,084,900	1.6
Chemicals: Specialty	6,008,069	1.6
Gas Distributors	5,713,310	1.5
Beverages: Non-Alcoholic	5,625,589	1.5
Aerospace & Defense	5,424,923	1.5
Food: Major Diversified	5,399,551	1.4

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Financial Publishing/Services	$4,284,214		1.1%
Office Equipment/Supplies	4,203,428		1.1
Regional Banks	4,146,346		1.1
Real Estate Investment Trusts	4,011,940		1.1
Recreational Products	3,873,781		1.0
Electrical Products	3,836,841		1.0
Air Freight/Couriers	3,644,658		1.0
Beverages: Alcoholic	3,511,636		0.9
Other Transportation	3,497,799		0.9
Metal Fabrications	3,473,887		0.9
Telecommunication Equipment	2,073,508		0.6
Publishing: Newspapers	1,990,262		0.5
Short-Term Investments	1,853,972		0.5
Trucks/Construction/ Farm Machinery	969,194		0.3
	$373,729,624	^	100.0%

  ^  Does not include open forward foreign currency contracts with a net unrealized depreciation of $1,113,463. Also does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Statements

Statement of Assets and Liabilities

March 31, 2009

Assets:
Investments in securities, at value (cost $392,637,178) (including $62,478,537 for securities loaned)	$384,604,627
Investment in affiliate, at value (cost $53,100,145)	53,100,145
Unrealized appreciation on open forward foreign currency contracts	147,079
Cash (including foreign currency valued at $287,236 with a cost of $290,680)	287,236
Receivable for:
Investments sold	8,891,933
Dividends	2,374,314
Foreign withholding taxes reclaimed	286,429
Shares of beneficial interest sold	12,072
Dividends from affiliate	787
Prepaid expenses and other assets	637,825
Total Assets	450,342,447
Liabilities:
Collateral on securities loaned at value	63,975,148
Unrealized depreciation on open forward foreign currency contracts	1,260,542
Payable for:
Shares of beneficial interest redeemed	359,538
Investment advisory fee	220,937
Investments purchased	73,150
Transfer agent fee	66,650
Administration fee	26,494
Distribution fee	22,032
Accrued expenses and other payables	213,047
Total Liabilities	66,217,538
Net Assets	$384,124,909
Composition of Net Assets:
Paid-in-capital	$560,485,392
Net unrealized depreciation	(9,252,804)
Accumulated undistributed net investment income	19,136,664
Accumulated net realized loss	(186,244,343)
Net Assets	$384,124,909
Class A Shares:
Net Assets	$292,080,147
Shares Outstanding (unlimited authorized, $.01 par value)	39,688,302
Net Asset Value Per Share	$7.36
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$7.77
Class B Shares:
Net Assets	$82,979,796
Shares Outstanding (unlimited authorized, $.01 par value)	11,103,130
Net Asset Value Per Share	$7.47
Class C Shares:
Net Assets	$7,107,461
Shares Outstanding (unlimited authorized, $.01 par value)	977,583
Net Asset Value Per Share	$7.27
Class I Shares:
Net Assets	$1,957,505
Shares Outstanding (unlimited authorized, $.01 par value)	263,331
Net Asset Value Per Share	$7.43

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Statements continued

Statement of Operations

For the year ended March 31, 2009

Net Investment Income: Income
Dividends (net of $1,969,445 foreign withholding tax)	$26,773,809
Income from securities loaned - net	1,294,321
Dividends from affiliate	126,014
Interest	24,512
Total Income	28,218,656
Expenses
Investment advisory fee	4,825,993
Transfer agent fees and expenses	1,227,011
Distribution fee (Class A shares)	1,167,335
Distribution fee (Class B shares)	262,549
Distribution fee (Class C shares)	119,438
Administration fee	576,735
Shareholder reports and notices	257,189
Professional fees	97,895
Custodian fees	78,123
Registration fees	57,034
Trustees' fees and expenses	21,798
Other	75,081
Total Expenses	8,766,181
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(7,159)
Net Expenses	8,759,022
Net Investment Income	19,459,634
Realized and Unrealized Gain (Loss): Realized Loss on:
Investments	(181,787,611)
Foreign exchange transactions	(1,487,173)
Net Realized Loss	(183,274,784)
Change in Unrealized Appreciation/Depreciation on:
Investments	(216,566,691)
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	(1,253,148)
Net Change in Unrealized Appreciation/Depreciation	(217,819,839)
Net Loss	(401,094,623)
Net Decrease	$(381,634,989)

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED MARCH 31, 2009	FOR THE YEAR ENDED MARCH 31, 2008
Increase (Decrease) in Net Assets: Operations:
Net investment income	$19,459,634	$22,648,115
Net realized gain (loss)	(183,274,784)	142,825,269
Net change in unrealized appreciation/depreciation	(217,819,839)	(238,025,552)
Net Decrease	(381,634,989)	(72,552,168)
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(5,549,105)	(12,260,566)
Class B shares	(1,640,167)	(3,766,034)
Class C shares	(114,805)	(172,658)
Class I shares	(1,828,006)	(4,655,313)
Net realized gain
Class A shares	(18,020,076)	(89,169,228)
Class B shares	(5,283,291)	(26,448,615)
Class C shares	(471,893)	(2,334,250)
Class I shares	(5,527,877)	(29,076,552)
Total Dividends and Distributions	(38,435,220)	(167,883,216)
Net decrease from transactions in shares of beneficial interest	(251,787,363)	(41,555,404)
Net Decrease	(671,857,572)	(281,990,788)
Net Assets:
Beginning of period	1,055,982,481	1,337,973,269
End of Period (Including accumulated undistributed net investment income of $19,136,664 and $8,786,861, respectively)	$384,124,909	$1,055,982,481

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2009

1. Organization and Accounting Policies

Morgan Stanley Global Dividend Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund was organized as a Massachusetts business trust on January 12, 1993 and commenced operations on June 30, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

For the period April 1, 2008 to January 20, 2009, the Fund assessed a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class I shares, which was paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee was designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The Board of Trustees has approved the elimination of redemption fees, effective January 21, 2009.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2009 continued

value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2009 continued

rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at March 31, 2009 were $62,478,537 and $63,975,148, respectively. The Fund received cash collateral of $63,975,148, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended March 31, 2009 remains subject to examination by taxing authorities.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2009 continued

2. Investment Advisory, Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of the daily net assets not exceeding $1 billion; 0.645% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.62% to the portion of daily the net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.595% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.57% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.545% to the portion of the daily net assets in excess of $4.5 billion.

Under a Sub-Advisory Agreement between the Investment Adviser and Sub-Adviser, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Adviser. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $2,554,908 for the year ended March 31, 2009.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2009 continued

expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no such expenses as of March 31, 2009.

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future. For the year ended March 31, 2009, the distribution fee was accrued for Class B shares at an annual rate of 0.19%.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended March 31, 2009, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.00%, respectively.

The Distributor has informed the Fund that for the year ended March 31, 2009, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $4,033, $117,705 and $1,922 respectively and received $24,580 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class. For the year ended March 31, 2009, advisory fees paid were reduced by $7,159 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class. Income distributions earned by the Fund are recorded as "dividends from affiliate" in the Statement of Operations and totaled $126,014 for the year ended March 31, 2009. During the year ended March 31, 2009, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class aggregated $224,108,019 and $232,356,230, respectively.

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2009 continued

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 2009 aggregated $677,613,834 and $947,762,624, respectively. Included in the aforementioned are purchases and sales of $10,604,010 and $805,488 respectively with other Morgan Stanley funds including net realized losses of $2,994,088.

For the year ended March 31, 2009, the Fund incurred brokerage commissions of $35,137 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator, Distributor and Sub-Adviser, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Distributor and Sub-Adviser, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended March 31, 2009, included in "trustees' fees and expenses" in the Statement of Operations amounted to $6,826. At March 31, 2009, the Fund had an accrued pension liability of $63,320 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2009 continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED MARCH 31, 2009		FOR THE YEAR ENDED MARCH 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	278,232	$2,830,654	678,050	$11,359,666
Conversion from Class B	—	—	847	12,612
Conversion to Class B	—	—	(3,182,561)	(54,452,206)
Reinvestment of dividends	1,890,015	23,247,180	5,891,529	90,062,228
Redeemed	(10,993,443)	(108,315,740)	(7,583,280)	(120,838,929)
Net decrease — Class A	(8,825,196)	(82,237,906)	(4,195,415)	(73,856,629)
CLASS B SHARES
Sold	286,740	3,251,664	731,708	12,279,352
Conversion to Class A	—	—	(835)	(12,612)
Conversion from Class A	—	—	3,142,158	54,452,206
Reinvestment of dividends	546,999	6,826,543	1,754,572	27,211,518
Redeemed	(3,942,339)	(39,567,508)	(2,775,016)	(44,366,043)
Net increase (decrease) — Class B	(3,108,600)	(29,489,301)	2,852,587	49,564,421
CLASS C SHARES
Sold	72,748	706,956	121,615	1,972,202
Reinvestment of dividends	47,561	581,191	153,662	2,336,140
Redeemed	(414,973)	(4,016,122)	(215,674)	(3,337,820)
Net increase (decrease) — Class C	(294,664)	(2,727,975)	59,603	970,522
CLASS I SHARES
Sold	524,693	5,597,082	619,002	9,883,384
Reinvestment of dividends	594,493	7,330,099	1,979,760	30,334,641
Redeemed	(16,296,083)	(150,259,362)	(3,698,217)	(58,451,743)
Net decrease — Class I	(15,176,897)	(137,332,181)	(1,099,455)	(18,233,718)
Net decrease in Fund	(27,405,357)	$(251,787,363)	(2,382,680)	$(41,555,404)

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2009 continued

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At March 31, 2009, investments in securities of issuers in the United Kingdom represented 17.3% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this country.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED MARCH 31, 2009	FOR THE YEAR ENDED MARCH 31, 2008
Ordinary income	$9,132,083	$35,819,158
Long-term capital gains	29,303,137	132,064,058
Total distributions	$38,435,220	$167,883,216

As of March 31, 2009, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income	$19,794,592
Undistributed long-term gains	—
Net accumulated earnings	19,794,592
Capital loss carryforward	(39,754,582)
Foreign tax credit pass-through	804,731
Post-October losses	(146,252,513)
Temporary differences	(958,877)
Net unrealized depreciation	(9,993,834)
Total accumulated losses	$(176,360,483)

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2009 continued

As of March 31, 2009, the Fund had a net capital loss carryforward of $39,754,582, to offset future capital gains to the extent provided by regulations, which will expire on March 31, 2017.

As of March 31, 2009, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital and foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales, foreign tax credit pass-through and the mark-to-market of open forward foreign currency exchange contracts.

Permanent differences, primarily due to foreign currency losses and tax adjustments on passive foreign investment companies sold by the Fund, resulted in the following reclassifications among the Fund's components of net assets at March 31, 2009:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$22,252	$(16,484)	$(5,768)

9. Fair Valuation Measurements

The Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective April 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2009 continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments carried at value:

		FAIR VALUE MEASUREMENTS AT MARCH 31, 2009 USING
	TOTAL	QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in Securities	$437,704,772	$157,006,827	$280,697,945	—
Other Financial Instruments*	(1,113,463)	—	(1,113,463)	—
Total	$436,591,309	$157,006,827	$279,584,482	—

*Other financial instruments include forward foreign currency contracts.

10. Accounting Pronouncements

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund's financial statements has not been determined.

On April 9, 2009, FASB issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the Fund's financial statements.

Morgan Stanley Global Dividend Growth Securities

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED MARCH 31,
	2009		2008		2007	2006	2005
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.25		$16.32		$15.11	$13.80	$12.68
Income (loss) from investment operations:
Net investment income(1)	0.28		0.28		0.22	0.20	0.18
Net realized and unrealized gain (loss)	(5.66)		(1.17)		2.46	1.44	1.11
Total income (loss) from investment operations	(5.38)		(0.89)		2.68	1.64	1.29
Less dividends and distributions from:
Net investment income	(0.12)		(0.26)		(0.22)	(0.33)	(0.17)
Net realized gain	(0.39)		(1.92)		(1.25)	–	–
Total dividends and distributions	(0.51)		(2.18)		(1.47)	(0.33)	(0.17)
Net asset value, end of period	$7.36		$13.25		$16.32	$15.11	$13.80
Total Return(2)	(42.18)%		(6.84)%		18.56%	12.07%	10.40%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.25	%(4)	1.16	%(4)	1.21%	1.22%	1.17%
Net investment income	2.66	%(4)	1.73	%(4)	1.44%	1.45%	1.39%
Supplemental Data:
Net assets, end of period, in thousands	$292,080		$643,008		$860,085	$871,393	$34,451
Portfolio turnover rate	95%		39%		21%	21%	19%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class during the period. The rebate had an effect of less than 0.005% .

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Highlights continued

	FOR THE YEAR ENDED MARCH 31,
	2009		2008		2007	2006	2005
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.45		$16.53		$15.29	$13.79	$12.62
Income (loss) from investment operations:
Net investment income(1)	0.29		0.29		0.24	0.22	0.11
Net realized and unrealized gain (loss)	(5.76)		(1.18)		2.49	1.44	1.13
Total income (loss) from investment operations	(5.47)		(0.89)		2.73	1.66	1.24
Less dividends and distributions from:
Net investment income	(0.12)		(0.27)		(0.24)	(0.16)	(0.07)
Net realized gain	(0.39)		(1.92)		(1.25)	–	–
Total dividends and distributions	(0.51)		(2.19)		(1.49)	(0.16)	(0.07)
Net asset value, end of period	$7.47		$13.45		$16.53	$15.29	$13.79
Total Return(2)	(42.17)%		(6.83)%		18.65%	12.10%	9.82%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.19	%(4)	1.12	%(4)	1.12%	1.19%	1.71%
Net investment income	2.72	%(4)	1.77	%(4)	1.53%	1.48%	0.85%
Supplemental Data:
Net assets, end of period, in millions	$83		$191		$188	$204	$1,141
Portfolio turnover rate	95%		39%		21%	21%	19%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class during the period. The rebate had an effect of less than 0.005% .

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Highlights continued

	FOR THE YEAR ENDED MARCH 31,
	2009		2008		2007	2006	2005
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.17		$16.23		$15.04	$13.66	$12.54
Income (loss) from investment operations:
Net investment income(1)	0.20		0.16		0.11	0.10	0.09
Net realized and unrealized gain (loss)	(5.62)		(1.16)		2.44	1.42	1.12
Total income (loss) from investment operations	(5.42)		(1.00)		2.55	1.52	1.21
Less dividends and distributions from:
Net investment income	(0.09)		(0.14)		(0.11)	(0.14)	(0.09)
Net realized gain	(0.39)		(1.92)		(1.25)	–	–
Total dividends and distributions	(0.48)		(2.06)		(1.36)	(0.14)	(0.09)
Net asset value, end of period	$7.27		$13.17		$16.23	$15.04	$13.66
Total Return(2)	(42.63)%		(7.52)%		17.69%	11.25%	9.61%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.00	%(4)	1.90	%(4)	1.96%	1.93%	1.88%
Net investment income	1.91	%(4)	0.99	%(4)	0.69%	0.74%	0.68%
Supplemental Data:
Net assets, end of period, in thousands	$7,107		$16,756		$19,675	$18,644	$18,674
Portfolio turnover rate	95%		39%		21%	21%	19%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class during the period. The rebate had an effect of less than 0.005% .

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Highlights continued

	FOR THE YEAR ENDED MARCH 31,
	2009		2008		2007	2006	2005
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.28		$16.35		$15.14	$13.83	$12.69
Income (loss) from investment operations:
Net investment income(1)	0.36		0.32		0.26	0.24	0.21
Net realized and unrealized gain (loss)	(5.69)		(1.16)		2.46	1.43	1.13
Total income (loss) from investment operations	(5.33)		(0.84)		2.72	1.67	1.34
Less dividends and distributions from:
Net investment income	(0.13)		(0.31)		(0.26)	(0.36)	(0.20)
Net realized gain	(0.39)		(1.92)		(1.25)	–	–
Total dividends and distributions	(0.52)		(2.23)		(1.51)	(0.36)	(0.20)
Net asset value, end of period	$7.43		$13.28		$16.35	$15.14	$13.83
Total Return(2)	(41.72)%		(6.65)%		18.89%	12.33%	10.61%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.00	%(4)	0.91	%(4)	0.97%	0.97%	0.94%
Net investment income	2.91	%(4)	1.98	%(4)	1.68%	1.70%	1.62%
Supplemental Data:
Net assets, end of period, in thousands	$1,958		$205,119		$270,462	$290,318	$290,038
Portfolio turnover rate	95%		39%		21%	21%	19%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class during the period. The rebate had an effect of less than 0.005% .

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Global Dividend Growth Securities:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Global Dividend Growth Securities (the "Fund"), including the portfolio of investments, as of March 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Global Dividend Growth Securities as of March 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
May 27, 2009

Morgan Stanley Global Dividend Growth Securities

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

■  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

■  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

■  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

■  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

■  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's

Morgan Stanley Global Dividend Growth Securities

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time your return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Global Dividend Growth Securities

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Stategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) through November 2008; retired as Admiral, U.S. Navy in January 2005 after serving over 8 years as Director of the Naval Nuclear Propulsion Program and Deputy Administrator — Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l'Orde National du Mérite by the French Government.	168	Director of the Armed Services YMCA of the USA; member, BP America External Advisory Council (energy); member, National Academy of Engineers.

Michael Bozic (68) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	170	Director of various business organizations.

Morgan Stanley Global Dividend Growth Securities

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (55) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	168	Director of various non-profit organizations.

Dr. Manuel H. Johnson (60) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	170	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (66) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	171	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley Global Dividend Growth Securities

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (50) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	168	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (72) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	170	None.

Morgan Stanley Global Dividend Growth Securities

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
W. Allen Reed (61)† c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	168	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (76) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	171	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (61) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	169	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

  †  For the period September 26, 2008 through February 5, 2009, W. Allen Reed was an Interested Trustee. At all other times covered by this report, Mr. Reed was an Independent Trustee.

Morgan Stanley Global Dividend Growth Securities

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Randy Takian (34) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President and Principal Executive Officer (since September 2008)	President and Principal Executive Officer (since September 2008) of funds in the Fund Complex; President and Chief Executive Officer of Morgan Stanley Services Company Inc. (since September 2008). President of the Investment Adviser (since July 2008). Head of the Retail and Intermediary business within Morgan Stanley Investment Management (since July 2008). Head of Liquidity and Bank Trust business (since July 2008) and the Latin American franchise (since July 2008) at Morgan Stanley Investment Management. Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly Head of Strategy and Product Development for the Alternatives Group and Senior Loan Investment Management. Formerly with Bank of America (July 1996-March 2006), most recently as Head of the Strategy, Mergers and Acquisitions team for Global Wealth and Investment Management.

Kevin Klingert (46) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008	Global Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. and the Investment Adviser (since April 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of Morgan Stanley Investment Management Inc. and the Investment Adviser (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Carsten Otto (45) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007) and Chief Compliance Officer of the Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (42) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997). Secretary of various entities affiliated with the Investment Adviser.

Francis J. Smith (43) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003).

Mary E. Mullin (42) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

Morgan Stanley Global Dividend Growth Securities

2009 Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2009. For corporate shareholders, 25.33% of the dividends qualified for the dividend received deduction. The Fund designated and paid $29,303,137 as a long-term capital gain distribution.

For Federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended March 31, 2009. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $18,901,908 as taxable at this lower rate.

During the taxable year ended March 31, 2009, the Fund intends to pass through foreign tax credits of $804,731, and has derived net income from sources within foreign countries amounting to $7,342,885.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London E14 4QA England

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2009 Morgan Stanley

GLBANN
IU09-02270P-Y03/09

INVESTMENT MANAGEMENT

Morgan Stanley
Global Dividend
Growth Securities

Annual Report

March 31, 2009

Item 2.  Code of Ethics.

(a)                                  The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                  The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                  Not applicable.

(3)                                  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2009

	Registrant			Covered Entities(1)
Audit Fees		$47,200		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)	$6,418,000	(2)
Tax Fees		$7,685	(3)	$881,000	(4)
All Other Fees	$			$
Total Non-Audit Fees		$7,685		$7,299,000

Total		$54,885		$7,299,000

2008

	Registrant			Covered Entities(1)
Audit Fees		$42,200		N/A

Non-Audit Fees
Audit-Related Fees		$531	(2)	$6,767,000	(2)
Tax Fees		$6,880	(3)	$1,310,000	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$7,411		$8,077,000

Total		$49,611		$8,077,000

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
(2)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.
(5)	All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                 This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)          The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Dividend Growth Securities

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 21, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 21, 2009